SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A Common Stock Subject to Possible Redemption
At December 31, 2021 and 2020, the Class A common stock subject to redemption reflected in the consolidated balance sheets are reconciled in the following table:
Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	$(13,225,000)
Class A common stock issuance costs	$(12,292,456)
Plus:
Accretion of carrying value to redemption value	$25,517,456
Class A common stock subject to possible redemption	$230,000,000

Basic and diluted net income (loss) per common stock
	Year Ended December 31, 2021		Year Ended December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$2,579,487	$627,148	$(1,295,774)	$(765,995)
Denominator:
Basic and diluted weighted average shares outstanding	23,650,000	5,750,000	8,674,180	5,127,732
Basic and diluted net income (loss) per common stock	$0.11	$0.11	$(0.15)	$(0.15)